Income Taxes - Schedule of income (loss) before taxes and the expense (benefit) for income taxes (Detail) - ColdQuanta Inc dba Infleqtion [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Loss before income taxes:
U.S			$ (52,256)	$ (50,776)
Foreign			(1,508)	(1,990)
Loss before income taxes	$ (21,035)	$ (45,495)	(53,766)	(52,766)
Current income tax expense (benefit):
Federal			(2)	0
State			0	0
Foreign			0	0
Total current income tax expense (benefit)			(2)	0
Deferred income tax expense (benefit):
Federal			0	0
State			0	0
Foreign			0	0
Total deferred income tax expense (benefit)			$ 0	$ 0